Balances and Transactions in Foreign Currencies - Exchange Rates (Details)	Apr. 08, 2022 $ / $ $ / €	Dec. 31, 2021 $ / € $ / $	Dec. 31, 2020 $ / $ $ / €
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate		20.5140
U S dollar
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate	20.0665	20.5835	19.9487
Euro
Disclosure of exchange rates [Line Items]
Closing foreign exchange rate | $ / €	21.9006	23.2753	24.5213